Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Jul. 01, 2016		Apr. 01, 2016		Jan. 01, 2016		Oct. 02, 2015		Jul. 03, 2015		Apr. 03, 2015		Jan. 02, 2015		Oct. 03, 2014		Jul. 01, 2016		Jul. 03, 2015		Jun. 27, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenue, net	$ 3,495		$ 2,822		$ 3,317		$ 3,360		$ 3,191		$ 3,550		$ 3,888		$ 3,943		$ 12,994	[1]	$ 14,572	[1]	$ 15,130	[1]
Gross profit	821		753		906		955		930		1,032		1,110		1,149		3,435		4,221		4,360
Operating income (loss)	(195)	[2]	88	[3]	251	[4]	322	[5]	255	[6]	421	[7]	466	[8]	469	[9]	466		1,611		1,791
Net income (loss)	$ (366)	[2]	$ 74	[3]	$ 251	[4]	$ 283	[5]	$ 220	[6]	$ 384	[7]	$ 438	[8]	$ 423	[9]	$ 242		$ 1,465		$ 1,617
Basic income (loss) per common share	$ (1.40)		$ 0.32		$ 1.08		$ 1.23		$ 0.95		$ 1.66		$ 1.88		$ 1.81		$ 1.01		$ 6.31		$ 6.88
Diluted income (loss) per common share	$ (1.40)		$ 0.32		$ 1.07		$ 1.21		$ 0.94		$ 1.63		$ 1.84		$ 1.76		$ 1.00		$ 6.18		$ 6.68

[1]	Net revenue is attributed to geographic regions based on the ship-to location of the customer. License and royalty revenue is attributed to countries based upon the location of the headquarters of the licensee.
[2]	Includes $122 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and Restructuring Plan, and $116 million of costs related to the acquisition of SanDisk.
[3]	Includes $140 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and business realignment and $16 million of costs related to the acquisition of SanDisk.
[4]	Includes $27 million of employee termination, asset impairment and other charges related to business realignment, $32 million of charges related to interest on an arbitration award and $27 million of costs related to the acquisition of SanDisk.
[5]	Includes $56 million of employee termination, asset impairment and other charges related to business realignment.
[6]	Includes $104 million of employee termination, asset impairment and other charges.
[7]	Includes $10 million of employee termination, asset impairment and other charges.
[8]	Includes $53 million of employee termination, asset impairment and other charges, $1 million of charges related to interest on an arbitration award and a $37 million gain on flood-related insurance recovery.
[9]	Includes $9 million of employee termination, asset impairment and other charges and $14 million of charges related to interest on an arbitration award.